Note 15 - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Balance	$ 426	$ 345
Additions for tax positions related to the current year		76
Additions for tax positions of prior years	$ 24	$ 29
Reductions for tax positions of prior years	$ (12)
Settlements
Reduction due to statute of limitation expiration	$ (114)	$ (24)
Balance	$ 324	$ 426